Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 – SUBSEQUENT EVENTS

On January 22, 2021, the Company extended the due date of consignment loan borrowed from Yantai Zhengda City Construction Development Co. of RMB 150,000,000 from January 28, 2021 to July 28, 2021.

On February 1, 2021, the Company entered into a loan agreement with Yantai Jinfang Eco-Technology Co., Ltd. to borrow approximately $919,000 (RMB 6,000,000) at interest rate of 13% due in 6 months. On the same date, the Company also entered into a loan agreement with Puhui Eco Technology (Hainan), Inc. to borrow approximately $613,000 (RMB 4,000,000) at interest rate of 13% due in 6 months.

On February 1, 2021, the Company established Shandong Jince Eco-Technology Design Institute Co., Ltd., a wholly-owned subsidiary with registered capital of approximately $460,000 (RMB 3,000,000).

On February 7, 2021, the Company entered into a loan agreement with Bank of China, Yantai Bonded Port Area Branch, to borrow approximately $1,226,000 (RMB 8,000,000). The loan bears an annual interest rate of 3.75% due in one year and pledged with property owned by Yue Zhang valued at approximately $2,006,000 (RMB 13,100,000). The loan is guaranteed by Yuebiao Li and his wife.

On February 9, 2021, the Company entered into a loan agreement with Qingdao Metro Financial Leasing Co., Ltd. to borrow $5,107,000 (RMB 33,340,000) at interest rate of 5.4625%, due in 36 months. The loan is pledged by the production machine owned by Yantai Jinzheng Eco-Technology Co., Ltd. valued at RMB 42,577,245. The loan is guaranteed by Yuebiao Li and his wife as well as Zhuo Zhang and his wife.

On March 12, 2021, the Company entered into a loan agreement with Shanghai Pudong Development Bank to borrow approximately $3,064,000 (RMB 20,000,00) at interest rate of 4.35%, due on March 7, 2022. The loan is pledged by plant and buildings owned by Yantai Jinzheng Eco-Technology Co., Ltd. and guaranteed by Yuebiao Li and her husband.

On March 22, 2021, the Company entered into a loan agreement with Neimenggu Sude Eco-Technology Co., Ltd., 54.5% owned by Yuebiao Li, to borrow approximately $460,000 (RMB 3,000,000) at interest rate of 4.35% due in one year.

The Company repaid loans principals in the total amount of approximately $4,300,000 to Bank of China and China Citic Bank.

On February 7, 2021, the Company acquired 100% of the equity interest of Shandong Kasong Construction Engineering Co., Ltd (“Shandong Kasong”) from Weifang Langfeng Information Technology Co., Ltd.

Also see Note 18 for information related to the Company’s going private transaction.